Net Loss Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Net Loss Per Share
18.	NET LOSS PER SHARE

For the purpose of calculating net loss per share as a result of the reorganization as described in Note 1, the number of ordinary shares used in the calculation reflects the outstanding ordinary shares of the Company as if the reorganization occurred at the beginning of the first period presented.

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator used in basic and diluted net loss per share:
Net loss attributable to ordinary shareholders of Puxin Limited	(397,313)	(833,411)	(518,533)
Shares (denominator):
Weighted average common shares outstanding used in computing basic and diluted net loss per share (Note 1)	99,705,361	144,157,947	170,903,317
Net loss per share basic and diluted	(3.98)	(5.78)	(3.03)

For the years ended December 31, 2017, 2018 and 2019, an incremental weighted average number of 4,938,438, 18,420,993 and 21,646,232 ordinary shares from the assumed exercise of share options were not considered in the computation of diluted net loss per share because they would be anti-dilutive given the Company’s loss making position.